Consolidated Statements Of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	May. 31, 2015		May. 25, 2014	May. 26, 2013
Sales	$ 6,764.0	[1]	$ 6,285.6	$ 5,921.0
Costs and expenses:
Food and beverage	2,085.1		1,892.2	1,743.6
Restaurant labor	2,135.6		2,017.6	1,892.6
Restaurant expenses	1,120.8		1,080.7	980.4
Marketing expenses	243.3		252.3	241.1
General and administrative expenses	430.2		413.1	384.1
Depreciation and amortization	319.3		304.4	278.3
Impairments and disposal of assets, net	62.1		16.4	0.9
Total operating costs and expenses	6,396.4		5,976.7	5,521.0
Operating income	367.6		308.9	400.0
Interest, net	192.3		134.3	126.0
Earnings before income taxes	175.3	[1]	174.6	274.0
Income tax (benefit) expense	(21.1)		(8.6)	36.7
Earnings from continuing operations	196.4	[1]	183.2	237.3
Earnings from discontinued operations, net of tax expense of $344.8, $32.3 and $72.7, respectively	513.1	[1]	103.0	174.6
Net earnings	$ 709.5	[1]	$ 286.2	$ 411.9
Basic net earnings per share:
Earnings from continuing operations, basic (in dollars per share)	$ 1.54	[1]	$ 1.40	$ 1.84
Earnings from discontinued operations, basic (in dollars per share)	4.02	[1]	0.78	1.35
Net (loss) earnings, basic (in dollars per share)	5.56	[1]	2.18	3.19
Diluted net earnings per share:
Earnings from continuing operations, diluted (in dollars per share)	1.51	[1]	1.38	1.80
Earnings from discontinued operations, diluted (in dollars per share)	3.96	[1]	0.77	1.33
Net (loss) earnings, diluted (in dollars per share)	$ 5.47	[1]	$ 2.15	$ 3.13
Average number of common shares outstanding:
Basic (shares)	127.7		131.0	129.0
Diluted (shares)	129.7		133.2	131.6
Dividends declared per common share (in dollars per share)	$ 2.2		$ 2.2	$ 2.00

[1]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.